OPERATING LEASES	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
OPERATING LEASES	OPERATING LEASES
As of June 30, 2020, two vessels are leased in on time charter from a third party and have been classified as operating leases. These leases are at fixed rates. The initial two-year terms of the leases, which ended in April 2020, were extended for an additional year. The Company has allocated the consideration due under the leases between the lease and non-lease components based upon the estimated stand alone price of the services provided by the owner of the vessels, which include the provision of crewing, vessel insurance, repairs and maintenance and lubes. In the six months ended June 30, 2020, the Company has recorded the non-lease component of $3.3 million ($3.3 million in the six months ended June 30, 2019) within Ship operating expenses and has recognized the lease component of $4.5 million ($4.2 million in the six months ended June 30, 2019) within Charter hire expense within the Condensed Consolidated Statement of Operations. Furthermore, the Company is committed to make rental payments under operating leases for office premises. Certain of these leases include variable lease elements linked to inflation indexes. Such variable payments were estimated on the date of adoption of ASC 842 based on the index at that time and included in the minimum lease payments. In the six months ended June 30, 2020, lease expense of $1.2 million ($1.4 million in the six months ended June 30, 2019) is recorded in Administrative expenses in the Condensed Consolidated Statement of Operations.

Rental expense
The future minimum rental payments under the Company's non-cancellable operating leases as of June 30, 2020 are as follows:

(in thousands of $)
Year 1	11,291
Year 2	1,889
Year 3	1,775
Year 4	1,682
Year 5	1,661
Thereafter	501
Total minimum lease payments	18,799
Less: Imputed interest	(1,049)
Present value of operating lease liabilities	17,750

Total expense for operating leases was $5.8 million in the six months ended June 30, 2020 (2019: $5.6 million). Total cash paid in respect of operating leases was $5.7 million in the six months ended June 30, 2020 (2019: $5.2 million). The weighted average discount in relation to the operating leases was 3.8% for the six months ended June 30, 2020 and the weighted average lease term was 3 years for the six months ended June 30, 2020.
Rental income
One LR2 tanker and two VLCCs were on fixed rate time charters as of June 30, 2020 (one LR2 tanker and one Suezmax tanker as of December 31, 2019). Two Suezmax tankers were on fixed rate time charters with profit sharing clauses as of December 31, 2019 and were terminated in the six months ended June 30, 2020. In addition, Frontline agreed to charter-out five vessels to Trafigura under the SPA, for a period of three years commencing in August 2019, at a daily base rate of $28,400 plus 50% profit share. For accounting purposes, the leases did not commence until closing of the transaction, which took place on March 16, 2020. See Note 19 for further details. The minimum future revenues to be received under our fixed rate contracts as of June 30, 2020 are as follows:

(in thousands of $)
Year 1	98,836
Year 2	51,830
Year 3	3,266
Year 4	—
Year 5	—
Thereafter	—
Total minimum lease payments	153,932

Profit share to be earned under our chartering arrangements has been excluded from the minimum future revenues above. Our revenues from these leases have been included within time charter revenues in the Condensed Consolidated Statement of Operations, which solely relates to leasing revenues.

There are no options to extend our operating leases where we are the lessor.

The cost and accumulated depreciation of vessels leased to third parties as of June 30, 2020 were $510.8 million and $39.2 million, respectively, and as of December 31, 2019 were $239.4 million and $47.8 million, respectively.

Contingent rental income
The Company recognized profit share income of $2.8 million in the six months ended June 30, 2020 in relation to the two Suezmax tankers on fixed rate time charters with profit sharing clauses, which were both terminated in the period. In addition, the Company recognized profit share income of $6.3 million in relation to the five time charters to Trafigura from closing of the transaction until June 30, 2020.